Basic and Diluted Net Income Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Basic and Diluted Net Income Per Share [Line Items]
Dividends
Weighted average shares outstanding (in Shares)	234,610		234,610
Warrant [Member]
Basic and Diluted Net Income Per Share [Line Items]
Weighted average shares outstanding (in Shares)				3,427,324